Cash and cash equivalents (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents.
Banks and corporations	$ 7,151,034	$ 9,491,029
Short-term investments	4,918,167	5,907,785
Cash	1,543	2,244
Total cash and cash equivalents	$ 12,070,744	$ 15,401,058	$ 12,917,748	$ 14,549,906